Unaudited Interim Condensed Consolidated Statements of Changes in Equity € in Thousands	EUR (€)	Share capital EUR (€) shares	Share premium EUR (€)	Other reserves EUR (€)	Retained earnings/ (Accumulated deficit) EUR (€)	Profit/ (loss) for the period EUR (€)
Number of shares outstanding, beginning balance (in shares) at Dec. 31, 2021 | shares		105,239,085
Equity, beginning balance at Dec. 31, 2021	€ 170,581	€ 15,786	€ 409,258	€ 52,512	€ (233,549)	€ (73,425)
Total comprehensive income/(loss)	(100,395)			(1,320)		(99,075)
Income appropriation	0				(73,425)	73,425
Share-based compensation expense:
Value of services	599			599
Exercises (in shares) | shares		2,563,011
Exercises	3,718	€ 384	3,333
Capital Increase (in shares) | shares		9,549,761
Capital Increase	90,479	€ 1,432	89,047
Number of shares outstanding, ending balance (in shares) at Sep. 30, 2022 | shares		117,351,857
Equity, ending balance at Sep. 30, 2022	164,983	€ 17,603	501,638	51,791	(306,974)	(99,075)
Number of shares outstanding, beginning balance (in shares) at Dec. 31, 2022 | shares		138,367,482
Equity, beginning balance at Dec. 31, 2022	219,797	€ 20,755	594,043	55,252	(306,974)	(143,279)
Total comprehensive income/(loss)	(67,602)			1,669		(69,271)
Income appropriation	0				(143,279)	143,279
Share-based compensation expense:
Value of services	5,284			5,284
Exercises (in shares) | shares		544,660
Exercises	42	€ 82	(39)
Number of shares outstanding, ending balance (in shares) at Sep. 30, 2023 | shares		138,912,142
Equity, ending balance at Sep. 30, 2023	€ 157,521	€ 20,837	€ 594,003	€ 62,205	€ (450,253)	€ (69,271)